Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jan. 25, 2013
(Columbia Marsico 21st Century Fund) | Class A Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.18%
(Columbia Marsico 21st Century Fund) | Class B Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico 21st Century Fund) | Class C Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico 21st Century Fund) | Class R Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.43%
(Columbia Marsico 21st Century Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.67%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[3]
Total annual Fund operating expenses	0.93%
(Columbia Marsico 21st Century Fund) | Class Z Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	0.93%
(Columbia Marsico Focused Equities Fund) | Class A Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.18%
(Columbia Marsico Focused Equities Fund) | Class B Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico Focused Equities Fund) | Class C Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.93%
(Columbia Marsico Focused Equities Fund) | Class I Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[1]
Total annual Fund operating expenses	0.71%
(Columbia Marsico Focused Equities Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.68%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[3]
Total annual Fund operating expenses	0.93%
(Columbia Marsico Focused Equities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	0.93%
(Columbia Marsico Global Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	2.27%	[1]
Total annual Fund operating expenses	3.39%
Fee waivers and/or reimbursements	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Marsico Global Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	2.27%	[1]
Total annual Fund operating expenses	4.14%
Fee waivers and/or reimbursements	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.31%
(Columbia Marsico Global Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	2.27%	[1]
Total annual Fund operating expenses	3.64%
Fee waivers and/or reimbursements	(1.83%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.81%
(Columbia Marsico Global Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	2.27%	[1]
Total annual Fund operating expenses	3.14%
Fee waivers and/or reimbursements	(1.83%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Marsico Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Marsico Growth Fund) | Class B Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.88%
(Columbia Marsico Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.88%
(Columbia Marsico Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[1]
Total annual Fund operating expenses	0.68%
(Columbia Marsico Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.38%
(Columbia Marsico Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Marsico Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.66%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[3]
Total annual Fund operating expenses	0.88%
(Columbia Marsico Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.66%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[3]
Total annual Fund operating expenses	0.73%
(Columbia Marsico Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.66%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	0.88%
(Columbia Marsico International Opportunities Fund) | Class A Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.34%
(Columbia Marsico International Opportunities Fund) | Class B Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Marsico International Opportunities Fund) | Class C Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	2.09%
(Columbia Marsico International Opportunities Fund) | Class I Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.90%
(Columbia Marsico International Opportunities Fund) | Class R Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.59%
(Columbia Marsico International Opportunities Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.85%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.09%
(Columbia Marsico International Opportunities Fund) | Class Z Shares
Operating Expenses:
Management fees	0.85%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.09%

[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C and 1.81% for Class R.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.31% for Class Z.